Income taxes - Deferred tax balance sheet presentation (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred taxes presented on the balance sheet
Deferred tax assets	$ 3,418	$ 5,049	$ 5,400
Deferred tax liabilities	(11,688)	(11,021)	(10,904)
NET DEFERRED TAX LIABILITY	$ (8,270)	$ (5,972)	$ (5,504)	$ (3,310)